Related Parties Balance and Transactions - Schedule of Consulting Service Provided from a Related Party (Details) - Guangzhou Aopolikang Biotechnology Co., Ltd [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Consulting Service Provided from a Related Party [Line Items]
Consulting service	Consulting service	Consulting service
Consulting service				¥ 431,346